Financial Liabilities at Amortised Cost (Details) - Schedule of Maturities of Senior Bonds - Senior bonds - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	$ 8,067,274	$ 7,925,385
Due within 1 year
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	2,646,294	1,849,062
Due after 1 year but within 2 years
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	1,329,369	1,577,424
Due after 2 year but within 3 years
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	991,289	1,395,929
Due after 3 year but within 4 years
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	600,858	559,331
Due after 4 year but within 5 years
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	530,873	573,349
Due after 5 years
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	$ 1,968,591	$ 1,970,290